As filed with the Securities and Exchange Commission on September 28, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  October 31, 2016

Date of reporting period:  July 31, 2016

Item 1. Schedules of Investments.
Fort Pitt Capital Total Return Fund
SCHEDULE OF INVESTMENTS
at July 31, 2016 (Unaudited)

COMMON STOCKS - 94.30%	Shares	Value
Administrative and Support Services - 1.91%
Synchrony Financial*	40,000	$1,115,200

Apparel Manufacturing - 2.91%
VF Corp.	27,200	1,698,096

Chemical Manufacturing - 9.80%
Abbott Laboratories	26,600	1,190,350
Allergan PLC*#	4,091	1,034,818
Inter Parfums, Inc.	23,050	750,047
Pfizer, Inc.	23,964	884,032
RPM International, Inc.	27,300	1,481,298
Zoetis, Inc.	7,553	381,200
		5,721,745

Clothing and Clothing Accessories Stores - 2.60%
Urban Outfitters, Inc.*	50,800	1,518,920

Computer and Electronic Product Manufacturing - 12.73%
Halyard Health, Inc.*	1,806	62,470
Intel Corp.	49,100	1,711,626
Texas Instruments, Inc.	35,100	2,448,225
Western Digital Corp.	32,467	1,542,507
Xilinx, Inc.	32,600	1,665,208
		7,430,036

Credit Intermediation and Related Activities - 4.76%
Bank of New York Mellon Corp.	16,300	642,220
F.N.B. Corp.	33,700	402,715
PNC Financial Services Group, Inc.	21,000	1,735,650
		2,780,585

Fabricated Metal Product Manufacturing - 1.96%
Parker-Hannifin Corp.	10,000	1,141,900

Insurance Carriers and Related Activities - 6.05%
Arthur J. Gallagher & Co.	41,300	2,031,547
Loews Corp.	36,350	1,502,345
		3,533,892

Machinery Manufacturing - 2.71%
General Electric Co.	22,884	712,608
II-VI, Inc.*	43,150	867,315
		1,579,923

Miscellaneous Manufacturing - 6.95%
Medtronic PLC#	25,350	2,221,421
Rockwell Automation, Inc.	16,050	1,836,120
		4,057,541

Nonmetallic Mineral Product Manufacturing - 3.04%
Headwaters, Inc.*	89,300	1,776,177

Paper Manufacturing - 3.21%
Kimberly-Clark Corp.	14,450	1,871,997

Petroleum and Coal Products Manufacturing - 1.94%
BP PLC - ADR	33,000	1,135,200

Primary Metal Manufacturing - 1.34%
Matthews International Corp. - Class A	13,000	781,430

Professional, Scientific, and Technical Services - 6.23%
Amgen, Inc.	8,150	1,402,044
NetScout Systems, Inc.*	79,800	2,232,804
		3,634,848

Publishing Industries (except Internet) - 7.53%
CA, Inc.	56,900	1,971,585
Microsoft Corp.	42,800	2,425,904
		4,397,489

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.95%
Charles Schwab Corp.	40,000	1,136,800

Telecommunications - 7.71%
AT&T, Inc.	55,000	2,380,950
Verizon Communications, Inc.	38,250	2,119,433
		4,500,383

Transportation Equipment Manufacturing - 7.08%
Boeing Co.	15,000	2,004,900
Honeywell International, Inc.	18,300	2,128,839
		4,133,739

Utilities - 1.89%
Kinder Morgan, Inc.	54,400	1,105,952
Total Common Stocks (Cost $36,442,516)		55,051,853

SHORT-TERM INVESTMENTS - 7.74%
Money Market Funds - 7.74%
Fidelity Investments Money Market Government Portfolio - Class I, 0.25%†	1,606,302	1,606,302
Invesco STIT - Government & Agency Portfolio - Institutional Class, 0.28%†	2,912,560	2,912,560
Total Short-Term Investments (Cost $4,518,862)		4,518,862

Total Investments (Cost $40,961,378) - 102.04%		59,570,715
Liabilities in Excess of Other Assets - (2.04)%		(1,189,193)
Net Assets - 100.00%		$58,381,522

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day annualized yield at July 31, 2016.
ADR - American Depository Receipt

Fort Pitt Capital Total Return Fund
Notes to Schedule of Investments
July 31, 2016 (Unaudited)

Note 1 – Securities Valuation

The Fort Pitt Capital Total Return Fund’s (the “Fund”) investments in securities are carried at their fair value. The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of July 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support, Waste Management	$1,115,200	$-	$-	$1,115,200
Finance and Insurance	7,451,277	-	-	7,451,277
Information	8,897,872	-	-	8,897,872
Manufacturing	31,327,784	-	-	31,327,784
Professional, Scientific, and Technical Services	3,634,848	-	-	3,634,848
Retail Trade	1,518,920	-	-	1,518,920
Utilities	1,105,952	-	-	1,105,952
Total Common Stocks	55,051,853	-	-	55,051,853
Short-Term Investments	4,518,862	-	-	4,518,862
Total Investments	$59,570,715	$-	$-	$59,570,715

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.  Transfers between levels are recognized at July 31, 2016, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the period ended July 31, 2016.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at July 31, 2016 was as follows*:

Cost of investments	$40,961,390

Gross unrealized appreciation	$19,840,288
Gross unrealized depreciation	(1,230,963)
Net unrealized appreciation	$18,609,325

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)), as amended, (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date 9/20/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date 9/20/2016

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer

Date 9/20/2016

* Print the name and title of each signing officer under his or her signature.